STOCKHOLDERS EQUITY	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
STOCKHOLDERS EQUITY

In May 2012, the Company designated a class of preferred stock as Series A Convertible Preferred Stock consisting of 250,000 shares. On April 1, 2013 Amarantus BioScience, Inc. (the “Company”) filed a Certificate of Designation with the State of Nevada designating a class of preferred stock as Series C Convertible Preferred Stock consisting of 750,000 shares. On April 2, 2013 the Company filed the Certificate of Designation with the State of Nevada formally creating the previously disclosed Series B Convertible Preferred Stock consisting of 2,500,000 shares.

Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 250,000 shares designated as Series A, par value $0.001, -0- and 250,000 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively. During the six months ended June 30, 2013, 250,000 share of the Series A Convertible Preferred Stock was converted to 8,094,117 shares of common stock.

The Series B Convertible Preferred Stock has no anti-dilution provisions, can only be issued to officers, directors and advisors of the Company, and cannot be converted into common stock, transferred, sold or disposed of in any manner for 24 months. Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 2,500,000 shares designated as Series B, par value $0.001, -0- shares issued and outstanding as of June 30, 2013 and December 31, 2012.

The Series C Convertible Preferred Stock has no anti-dilution provisions, can only be issued to officers and directors of the Company, is convertible into a cumulative total of 750,000 common shares and is automatically convertible into common stock upon listing of the Company’s common stock to a national stock exchange. Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 750,000 shares designated as Series C, par value $0.001, 375,000 and -0- shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively.